Other Intangible Assets, Net - Other Intangible Assets, Net (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Finite Lived Intangible Assets [Line Items]
Gross Amount	$ 1,669	$ 1,599
Accumulated Amortization	(1,231)	(1,154)
Net Amount	438	445
Technologies & Licenses [Member]
Finite Lived Intangible Assets [Line Items]
Gross Amount	978	934
Accumulated Amortization	(675)	(623)
Net Amount	303	311
Purchased and Internally Developed Software [Member]
Finite Lived Intangible Assets [Line Items]
Gross Amount	567	537
Accumulated Amortization	(485)	(461)
Net Amount	82	76
Technologies in Progress [Member]
Finite Lived Intangible Assets [Line Items]
Gross Amount	52	56
Net Amount	52	56
Other Intangible Assets [Member]
Finite Lived Intangible Assets [Line Items]
Gross Amount	72	72
Accumulated Amortization	(71)	(70)
Net Amount	$ 1	$ 2